Offerings	Jan. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.623% Fixed-to-Floating Rate Senior Notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 138,100
Offering Note

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.605% Fixed-to-Fixed Rate Subordinated Notes due 2041
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 103,575
Offering Note

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.